RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Year ended
	December 31,	December 31,
	2025	2024
Salaries and fees	$3,173	$1,713
Share-based payments	2,392	2,042
Total related party expenses	$5,565	$3,755